Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	Dec. 31, 2019 usdPerBbl bblPerDay mmbtuPerDay
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	8.00
Derivative price/unit	8.00
Oil Basis Swap Jan 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,500
Oil Basis Swap Apr 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,000
Oil Basis Swap Jan 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Basis Swap Apr 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Fixed Cell Apr 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	6,000
Oil Fixed Sell Jan 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Three Way Option Jan 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Three Way Option Jan 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Three Way Option Jan 2020 to Dec 2020 - 3
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,500
Oil Three Way Option Jan 2020 to Dec 2020 - 4
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Three Way Option Jan 2020 to Dec 2020 - 5
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Three Way Option Jan 2020 to Dec 2020 - 6
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Three Way Option Jan 2020 to Dec 2020 - 7
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Oil Three Way Option Jan 2020 to Dec 2020 - 8
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Oil Three Way Option Jan 2020 to Dec 2020 - 9
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Three Way Option Jan 2020 to Dec 2020 - 10
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Three Way Option Jan 2020 to Dec 2020 - 11
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Three Way Option Jan 2020 to Dec 2020 - 12
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Three Way Option Jan 2020 to Dec 2020 - 13
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Swaption Jan 2021 to Dec 2021 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Swaption Jan 2021 to Dec 2021 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Oil Swaption Jan 2021 to Dec 2021 - 3
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,000
Natural Gas Three Way Option Jan 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,000
Natural Gas Swaption Jan 2021 to Dec 2021
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	5,000
Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50
Derivative price/unit	50
Price One | Oil Basis Swap Jan 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	16.10
Derivative price/unit	16.10
Price One | Oil Basis Swap Apr 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	16.38
Derivative price/unit	16.38
Price One | Oil Basis Swap Jan 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	6.50
Derivative price/unit	6.50
Price One | Oil Basis Swap Apr 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	5.92
Derivative price/unit	5.92
Price One | Oil Fixed Cell Apr 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	56.60
Derivative price/unit	56.60
Price One | Oil Fixed Sell Jan 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.00
Derivative price/unit	58.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Derivative price/unit	50.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Derivative price/unit	50.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Derivative price/unit	50.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 4
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Derivative price/unit	50.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 5
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 6
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 7
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 8
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 9
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 10
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 11
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 12
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Three Way Option Jan 2020 to Dec 2020 - 13
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	51.00
Derivative price/unit	51.00
Price One | Oil Swaption Jan 2021 to Dec 2021 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	64.50
Derivative price/unit	64.50
Price One | Oil Swaption Jan 2021 to Dec 2021 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	70.00
Derivative price/unit	70.00
Price One | Oil Swaption Jan 2021 to Dec 2021 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.75
Derivative price/unit	60.75
Price One | Natural Gas Three Way Option Jan 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.25
Derivative price/unit	2.25
Price One | Natural Gas Swaption Jan 2021 to Dec 2021
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.90
Derivative price/unit	2.90
Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.00
Derivative price/unit	58.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	56.00
Derivative price/unit	56.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	57.00
Derivative price/unit	57.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	57.00
Derivative price/unit	57.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 4
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.00
Derivative price/unit	58.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 5
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.00
Derivative price/unit	58.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 6
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.00
Derivative price/unit	58.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 7
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	59.00
Derivative price/unit	59.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 8
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	59.00
Derivative price/unit	59.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 9
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	59.50
Derivative price/unit	59.50
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 10
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Derivative price/unit	60.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 11
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Derivative price/unit	60.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 12
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Derivative price/unit	60.00
Price Two | Oil Three Way Option Jan 2020 to Dec 2020 - 13
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Derivative price/unit	60.00
Price Two | Natural Gas Three Way Option Jan 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.60
Derivative price/unit	2.60
Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	62.00
Derivative price/unit	62.00
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 1
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	61.35
Derivative price/unit	61.35
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 2
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.00
Derivative price/unit	60.00
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 3
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	62.00
Derivative price/unit	62.00
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 4
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	62.00
Derivative price/unit	62.00
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 5
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.50
Derivative price/unit	60.50
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 6
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	60.83
Derivative price/unit	60.83
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 7
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.60
Derivative price/unit	65.60
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 8
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Derivative price/unit	66.00
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 9
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.15
Derivative price/unit	66.15
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 10
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	65.60
Derivative price/unit	65.60
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 11
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.00
Derivative price/unit	66.00
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 12
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.05
Derivative price/unit	66.05
Price Three | Oil Three Way Option Jan 2020 to Dec 2020 - 13
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	66.70
Derivative price/unit	66.70
Price Three | Natural Gas Three Way Option Jan 2020 to Dec 2020
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	2.85
Derivative price/unit	2.85